Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Service Concession Arrangements [Abstract]
Gas Complex Thermal Power Plant at Ilijan, Philippines
The Company’s expected future collections of service concession arrangements as of December 31, 2018 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	116,790
1~ 2 years		116,790
2~ 3 years		116,790
Over 3 years		48,663

	￦	399,033

Hydroelectric Power Generation at Semangka, Indonesia
The Company’s expected future collections of service concession arrangements as of December 31, 2018 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	27,803
1~ 2 years		27,929
2~ 3 years		27,863
Over 3 years		595,706

	￦	679,301